Salaries and employee benefits (Tables)	12 Months Ended
Dec. 31, 2019
Expenses by nature [abstract]
Summary of salaries and employee benefits
This caption is comprised of the following:

	2019	2018	2017
	S/(000)	S/(000)	S/(000)
Salaries	565,057	538,190	515,333
Workers’ profit sharing	90,658	81,837	70,267
Social security	53,840	50,244	47,116
Severance indemnities	41,807	39,862	37,655
Vacations, health insurance and others	47,412	45,781	44,211

Total	798,774	755,914	714,582